Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 02, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Principles of consolidation interest percentage				50.00%
Percentage of other interest	50.00%
Long-lived assets				$ 3,300
Deferred revenue				900
Allowance for doubtful account				50
Impairment charge				700
Sale and disbursement of digital assets				100	$ 40
Assets measured on a non recurring basis				3,300
Digital assets				700
Impairment charges		$ 1,300	$ 2,300
Goodwill		$ 1,600	$ 1,600	$ 1,600
Investment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment ownership, percentage				20.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life				3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life				5 years